Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Cash and Cash Equivalents

Cash and cash equivalents at the end of the reporting period consists of the following:

	2017		2016
Cash and bank balances	Ps.	9,497	Ps.	5,429
Cash equivalents (see Note 3.5)		9,270		5,047

	Ps.	18,767	Ps.	10,476